UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	1-31-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Real Estate Fund

January 31, 2013

Global Real Estate - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%

AUSTRALIA — 6.9%
Charter Hall Group	76,858	272,502
GPT Group	111,155	439,308
Lend Lease Group	69,201	747,606
Westfield Group	127,291	1,484,022
Westfield Retail Trust	148,941	498,563

		3,442,001

BRAZIL — 1.1%
Aliansce Shopping Centers SA	43,400	563,382

CANADA — 3.3%
Allied Properties Real Estate Investment Trust	15,274	528,173
Brookfield Asset Management, Inc. Class A	30,342	1,120,530

		1,648,703

CHINA — 4.5%
China Overseas Grand Oceans Group Ltd.	222,000	308,580
China Overseas Land & Investment Ltd.	236,000	731,851
China Resources Land Ltd.	148,000	450,370
Guangzhou R&F Properties Co. Ltd.	134,000	243,278
Sunac China Holdings Ltd.	311,000	253,038
Yuexiu Property Co. Ltd.	792,000	282,879

		2,269,996

FRANCE — 3.2%
Gecina SA	4,557	516,656
Klepierre	8,038	317,052
Unibail-Rodamco SE	3,238	765,221

		1,598,929

HONG KONG — 9.6%
Cheung Kong Holdings Ltd.	68,000	1,115,300
New World Development Co. Ltd.	394,000	724,455
Sun Hung Kai Properties Ltd.	59,000	968,448
Swire Properties Ltd.	140,400	514,140
Wharf Holdings Ltd.	99,000	874,423
Wheelock & Co. Ltd.	108,000	608,557

		4,805,323

INDIA — 0.5%
DLF Ltd.	14,398	75,144
Sobha Developers Ltd.	24,530	197,937

		273,081

INDONESIA — 0.7%
PT Alam Sutera Realty Tbk	2,226,000	175,977
PT Lippo Karawaci Tbk	1,533,000	162,114

		338,091

ITALY — 0.6%
Beni Stabili SpA	428,411	296,084

JAPAN — 10.1%
Daito Trust Construction Co. Ltd.	3,900	384,690
Daiwa House Industry Co. Ltd.	24,000	440,658
GLP J-REIT(1)	339	302,133
Japan Real Estate Investment Corp.	39	394,073
Japan Retail Fund Investment Corp.	164	310,622
Mitsubishi Estate Co. Ltd.	50,000	1,210,564
Mitsui Fudosan Co. Ltd.	35,000	799,552
Nippon Building Fund, Inc.	40	412,488
Sumitomo Realty & Development Co. Ltd.	17,000	517,743
United Urban Investment Corp.	229	279,723

		5,052,246

MEXICO — 0.6%
Fibra Uno Administracion SA de CV	89,400	279,564

NETHERLANDS — 1.0%
Corio NV	10,241	497,321

PHILIPPINES — 1.5%
Ayala Land, Inc.	516,200	367,944
Robinsons Land Corp.	254,200	133,707
SM Prime Holdings, Inc.	619,450	267,056

		768,707

SINGAPORE — 4.0%
CapitaLand Ltd.	229,000	740,112
CapitaMalls Asia Ltd.	231,000	403,151
Global Logistic Properties Ltd.	167,000	372,416
Keppel Land Ltd.	146,000	502,533

		2,018,212

SOUTH AFRICA — 0.9%
Capital Property Fund	132,667	156,027
Growthpoint Properties Ltd.	107,333	302,262

		458,289

SWITZERLAND — 0.9%
Swiss Prime Site AG	5,605	473,935

TAIWAN — 0.5%
Ruentex Development Co. Ltd.	123,000	270,774

THAILAND — 0.9%
Central Pattana PCL	48,000	137,223
Pruksa Real Estate PCL	136,000	136,821
Quality Houses PCL	1,712,700	176,899

		450,943

UNITED KINGDOM — 3.8%
Big Yellow Group plc	50,315	295,258
Derwent London plc	14,575	498,842
Great Portland Estates plc	65,592	506,101
Hammerson plc	38,445	296,150
Unite Group plc	62,518	282,488

		1,878,839

UNITED STATES — 43.2%
American Assets Trust, Inc.	34,662	1,001,732
American Tower Corp.	24,845	1,891,947
Apartment Investment & Management Co., Class A	39,875	1,087,790
Boston Properties, Inc.	14,080	1,482,342
Camden Property Trust	16,506	1,145,351
Extra Space Storage, Inc.	28,333	1,128,787
Host Hotels & Resorts, Inc.	82,757	1,389,490
Kilroy Realty Corp.	22,018	1,098,698
Lennar Corp., Class A	22,303	926,467
Newcastle Investment Corp.	103,650	1,087,289
Post Properties, Inc.	20,975	1,017,497
ProLogis, Inc.	40,569	1,618,703
PulteGroup, Inc.(1)	45,830	950,514
Simon Property Group, Inc.	14,106	2,259,499
STAG Industrial, Inc.	48,777	961,882
Sunstone Hotel Investors, Inc.(1)	87,713	1,014,839
Weyerhaeuser Co.	51,362	1,547,024

		21,609,851

TOTAL COMMON STOCKS (Cost $44,697,697)		48,994,271

TEMPORARY CASH INVESTMENTS — 2.8%

FHLB, 0.01%, 2/1/13(2)	1,408,000	1,408,000
SSgA U.S. Government Money Market Fund	362	362

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,408,362)		1,408,362

TOTAL INVESTMENT SECURITIES — 100.6% (Cost $46,106,059)		50,402,633

OTHER ASSETS AND LIABILITIES — (0.6)%		(318,962)

TOTAL NET ASSETS — 100.0%		$50,083,671

Sub-Industry Allocation
(as a % of net assets)

Diversified Real Estate Activities	20.4%
Specialized REITs	14.6%
Retail REITs	12.9%
Office REITs	9.9%
Real Estate Development	8.9%
Real Estate Operating Companies	6.5%
Residential REITs	6.5%
Diversified REITs	6.5%
Industrial REITs	5.7%
Homebuilding	3.7%
Mortgage REITs	2.2%
Cash and Equivalents*	2.2%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
FHLB	-	Federal Home Loan Bank

REIT	-	Real Estate Investment Trust

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Foreign Common Stocks	1,120,530	26,263,890	—
Domestic Common Stocks	21,609,851	—	—
Temporary Cash Investments	362	1,408,000	—

Total Value of Investment Securities	22,730,743	27,671,890	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$47,087,269
Gross tax appreciation of investments	$3,546,599
Gross tax depreciation of investments	(231,235)
Net tax appreciation (depreciation) of investments	$3,315,364

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

January 31, 2013

Real Estate - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

CASINOS AND GAMING — 0.7%
Las Vegas Sands Corp.	185,600	10,254,400

DIVERSIFIED REITs — 3.9%
Vornado Realty Trust	653,000	55,152,380

HOMEBUILDING — 3.6%
Lennar Corp., Class A	576,200	23,935,348
PulteGroup, Inc.(1)	1,319,500	27,366,430

		51,301,778

HOTELS, RESORTS AND CRUISE LINES — 0.6%
Wyndham Worldwide Corp.	139,900	7,805,021

INDUSTRIAL REITs — 6.8%
DCT Industrial Trust, Inc.	2,334,100	16,478,746
First Industrial Realty Trust, Inc.(1)	653,900	10,246,613
ProLogis, Inc.	1,751,800	69,896,820

		96,622,179

MORTGAGE REITs — 1.6%
Newcastle Investment Corp.	2,126,000	22,301,740

OFFICE REITs — 12.2%
Boston Properties, Inc.	567,800	59,777,984
Brandywine Realty Trust	774,000	9,853,020
Digital Realty Trust, Inc.	278,300	18,899,353
Douglas Emmett, Inc.	629,200	14,672,944
Duke Realty Corp.	1,327,800	20,461,398
Kilroy Realty Corp.	693,800	34,620,620
SL Green Realty Corp.	186,500	14,990,870

		173,276,189

REAL ESTATE OPERATING COMPANIES — 0.6%
Forest City Enterprises, Inc. Class A(1)	492,200	8,323,102

RESIDENTIAL REITs — 17.6%
American Campus Communities, Inc.	487,500	22,702,875
Apartment Investment & Management Co., Class A	1,073,500	29,285,080
AvalonBay Communities, Inc.	267,900	34,770,741
BRE Properties, Inc.	319,800	16,271,424
Camden Property Trust	441,200	30,614,868
Equity Residential	836,100	46,311,579
Essex Property Trust, Inc.	167,200	25,712,016
Post Properties, Inc.	437,500	21,223,125
UDR, Inc.	918,700	21,947,743

		248,839,451

RETAIL REITs — 21.4%
CBL & Associates Properties, Inc.	295,600	6,352,444
DDR Corp.	1,167,200	19,363,848
Equity One, Inc.	729,600	16,496,256
General Growth Properties, Inc.	985,600	19,238,912
Kimco Realty Corp.	1,576,600	32,745,982

Macerich Co. (The)	488,000	29,143,360
Simon Property Group, Inc.	957,100	153,308,278
Taubman Centers, Inc.	258,100	21,035,150
Weingarten Realty Investors	198,400	5,721,856

		303,406,086

SPECIALIZED REITs — 29.9%
American Tower Corp.	178,900	13,623,235
DiamondRock Hospitality Co.	1,043,300	9,514,896
Extra Space Storage, Inc.	636,700	25,366,128
HCP, Inc.	1,190,200	55,213,378
Health Care REIT, Inc.	577,000	36,258,680
Host Hotels & Resorts, Inc.	3,841,300	64,495,427
LaSalle Hotel Properties	759,600	20,737,080
Pebblebrook Hotel Trust	565,400	14,084,114
Public Storage	523,400	80,566,962
Rayonier, Inc.	187,600	10,100,384
Sunstone Hotel Investors, Inc.(1)	1,937,500	22,416,875
Ventas, Inc.	781,900	51,832,151
Weyerhaeuser Co.	643,500	19,382,220

		423,591,530

TOTAL COMMON STOCKS (Cost $990,641,604)		1,400,873,856

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $9,739,923), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $9,539,543)		9,539,514
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $9,735,085), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $9,539,535)		9,539,514
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $3,243,410), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $3,179,845)		3,179,839
SSgA U.S. Government Money Market Fund	188	188
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,259,055)		22,259,055

TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,012,900,659)		1,423,132,911

OTHER ASSETS AND LIABILITIES — (0.5)%		(6,821,751)

TOTAL NET ASSETS — 100.0%		$1,416,311,160

Notes to Schedule of Investments
REIT	-	Real Estate Investment Trust

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	1,400,873,856	—	—
Temporary Cash Investments	188	22,258,867	—

Total Value of Investment Securities	1,400,874,044	22,258,867	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,083,748,112
Gross tax appreciation of investments	$340,807,473
Gross tax depreciation of investments	(1,422,674)
Net tax appreciation (depreciation) of investments	$339,384,799

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2013